Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Current assets:
Cash	$ 73,771	$ 54,182	$ 21,587
Accounts receivable	378,712	421,427	413,925
Inventory	43,300	35,272	35,158
Assets held for sale	5,501
Total current assets	501,284	510,881	470,670
Non-current assets:
Income taxes recoverable		682	1,602
Deferred tax assets	6,559	73,662	455
Property, plant and equipment	2,356,173	2,338,088	2,303,338
Intangibles	12,997	17,310	19,575
Right-of-use assets	66,032	63,438	60,032
Finance lease receivables	4,806	5,003
Investments and other assets	8,464	9,971	20,451
Total non-current assets	2,455,031	2,508,154	2,405,453
Total assets	2,956,315	3,019,035	2,876,123
Current liabilities:
Accounts payable and accrued liabilities	314,355	350,749	404,350
Income tax payable	3,778	3,026	2,991
Current portion of lease obligation	20,559	17,386	12,698
Current portion of long-term debt		2,848	2,287
Total current liabilities	338,692	374,009	422,326
Non-current liabilities:
Share based compensation	13,666	16,755	47,836
Provisions and other	7,472	7,140	7,538
Lease obligation	54,566	57,124	52,978
Long-term debt	812,469	914,830	1,085,970
Deferred tax liabilities	47,451	73,515	28,946
Total non-current liabilities	935,624	1,069,364	1,223,268
Equity:
Shareholders' capital	2,301,729	2,365,129	2,299,533
Contributed surplus	77,557	75,086	72,555
Accumulated other comprehensive income	199,020	147,476	159,714
Deficit	(900,834)	(1,012,029)	(1,301,273)
Total equity attributable to shareholders	1,677,472	1,575,662	1,230,529
Non-controlling interest	4,527
Total equity	1,681,999	1,575,662	1,230,529
Total liabilities and equity	$ 2,956,315	$ 3,019,035	$ 2,876,123